S000089216 [Member] Average Annual Total Returns	12 Months Ended	13 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	13.26%
Performance Inception Date		Dec. 11, 2024
Parnassus Core Select ETF
Prospectus [Line Items]
Average Annual Return, Percent	11.74%	6.77%
Performance Inception Date		Dec. 11, 2024
Parnassus Core Select ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.71%	6.74%
Performance Inception Date		Dec. 11, 2024
Parnassus Core Select ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.98%	5.16%
Performance Inception Date		Dec. 11, 2024